Basic and diluted net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net Income (Loss) Attributable to Parent	$ (9,603)	$ (32,409)	$ (24,619)
Numerator for basic and diluted net loss per share	$ (9,603)	$ (32,409)	$ (29,931)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	28,583,548	26,452,409	13,931,503
Basic net loss per share attributable to iClick Interactive Asia Group Limited	$ (0.34)	$ (1.23)	$ (2.15)
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	$ (0.34)	$ (1.23)	$ (2.15)
Loss allocated to preferred shares	$ 0	$ 0	$ 0
Redeemable preferred stock
Numerator:
Accretion to redeemable shares redemption value			(1,662)
Redeemable ordinary shares
Numerator:
Accretion to redeemable shares redemption value			$ (3,650)